Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 04, 2018
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 23,530	$ 18,960	$ 14,810	$ 18,410	$ 14,230	$ 11,890	$ 9,290	$ 10,000
Columbia Variable Portfolio – Select Large Cap Equity Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 23,130	18,680	14,620	18,230	14,120	11,830	9,270	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 24,305	$ 19,441	$ 15,394	$ 18,799	$ 14,606	$ 12,337	$ 9,382	$ 10,000